Chapter 11 Proceedings - Condensed Combined Debtor-In-Possession Financial Information (Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Cash and cash equivalents	$ 1,255	$ 1,368	$ 1,044	[1]	$ 831	[1]
Total restricted cash	104	75
Marketable securities	124	110
Accounts receivables, net	295	462
Amount due from related parties - current	217	376
Other current assets	257	495
Total current assets	2,252	2,886
Investment in associated companies	1,473	2,168
Newbuildings	248	1,531
Drilling units	13,216	14,276
Deferred tax assets	78	60
Equipment	29	41
Seller’s credit	547	523
Assets held for sale - non-current	126	128
Other non-current assets	81	101
Total non-current assets	15,730	18,780
Total assets	17,982	21,666
Debt due within one year	509	3,195
Trade accounts payable	72	93
Amounts due to related parties - current	10	83
Other current liabilities	268	1,352
Total current liabilities	859	4,723
Liabilities Subject to Compromise	9,191	0
Long-term debt	485	6,319
Long-term debt due to related parties	314	330
Deferred tax liabilities	107	112
Other non-current liabilities	67	119
Total non-current liabilities	973	6,880
Total equity	6,959	10,063	$ 10,068		$ 10,390
Total liabilities and equity	17,982	21,666
Consolidated Entities Under Chapter 11 Bankruptcy
Cash and cash equivalents	1,157	$ 990
Total restricted cash	81
Marketable securities	124
Accounts receivables, net	291
Amount due from related parties - current	213
Intra group receivables	1,064
Other current assets	257
Total current assets	3,187
Investment in associated companies	1,346
Drilling units	12,568
Shares in subsidiaries	6,501
Deferred tax assets	10
Equipment	29
Seller’s credit	547
Intra group non-current assets	475
Other non-current assets	81
Total non-current assets	21,557
Total assets	24,744
Trade accounts payable	69
Amounts due to related parties - current	6
Intra group liabilities	961
Other current liabilities	240
Total current liabilities	1,276
Liabilities Subject to Compromise	9,191
Deferred tax liabilities	108
Intra group non-current liabilities	1,434
Other non-current liabilities	69
Total non-current liabilities	1,611
Total equity	12,666
Total liabilities and equity	$ 24,744

[1]	Text selection found with no content.